STOCK-BASED COMPENSATION PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation expense:
Stock-based compensation expense	$ 6,713	$ 6,449	$ 6,956
Continuing operations
Stock-based compensation expense:
Stock-based compensation expense	5,781	5,498	6,005
Discontinued operations
Stock-based compensation expense:
Stock-based compensation expense	932	951	951
Stock option plan
Stock-based compensation expense:
Stock-based compensation expense	2,121	2,844	3,359
Restricted stock plan
Stock-based compensation expense:
Stock-based compensation expense	4,592	3,605	3,597
Cost of goods sold
Stock-based compensation expense:
Stock-based compensation expense	304	385	492
Sales and marketing
Stock-based compensation expense:
Stock-based compensation expense	1,149	1,075	1,199
Research and development
Stock-based compensation expense:
Stock-based compensation expense	1,341	1,110	861
Administration
Stock-based compensation expense:
Stock-based compensation expense	2,987	2,928	2,913
Restructuring
Stock-based compensation expense:
Stock-based compensation expense			$ 540